Share-Based Payments - Performance Related Incentive Plan For Disruptive Growth Function - Additional Information (Detail) Unit_pure in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Performance Share Unit [member] | Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0	1